Description of Organization and Business Operations - Additional Information (Details) - Decarbonization Plus Acquisition Corporation Iii - USD ($)		5 Months Ended	8 Months Ended
	Mar. 26, 2021	Jun. 30, 2021	Sep. 30, 2021
Description Of Organization And Business Operations [Line Items]
Entity incorporation, date of incorporation		Jan. 29, 2021	Jan. 29, 2021
Transaction costs		$ 20,128,838	$ 19,928,838
Underwriting fees		7,000,000	7,000,000
Deferred underwriting fees		12,250,000	12,250,000
Other offering costs		878,838	678,838
Cash		$ 0	$ 0
Proceeds from stock offering held in trust account	$ 350,000,000
Redemption percentage of public shares if business combination not completed		100.00%	100.00%
Threshold period for redemption of public shares		24 months	24 months
Net tangible assets threshold limit for redemption of public shares		$ 5,000,001	$ 5,000,001
Minimum
Description Of Organization And Business Operations [Line Items]
Fair market value in trust account percentage required for business combination		80.00%	80.00%
Maximum
Description Of Organization And Business Operations [Line Items]
Dissolution expenses		$ 100,000	$ 100,000
I P O [Member]
Description Of Organization And Business Operations [Line Items]
Sale of stock in shares	35,000,000	35,000,000	35,000,000
Price per unit	$ 10.00	$ 10.00	$ 10.00
Gross proceeds	$ 350,000,000
Private Placement [Member] | Sponsor And Certain Independent Directors [Member]
Description Of Organization And Business Operations [Line Items]
Sale of stock in shares	6,666,667
Price per unit	$ 1.50
Gross proceeds	$ 10,000,000